Types and Classifications of Derivative Instruments Designated as Hedges (Detail) (Asset And Liability Management, USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Notional Value	$ 6,545.8	$ 6,637.4
Fair Value Asset	135.1	140.7
Fair Value Liability	136.5	114.6
FAIR VALUE HEDGES | Senior Notes and Long- Term Subordinated Debt | Interest Rate Swap Contracts
Derivative [Line Items]
Notional Value	1,250.0	900.0
Fair Value Asset	83.6	126.3
Fair Value Liability	33.4	0.2
FAIR VALUE HEDGES | Available for Sale Investment Securities | Interest Rate Swap Contracts
Derivative [Line Items]
Notional Value	3,296.9	3,617.0
Fair Value Asset	31.5	3.4
Fair Value Liability	44.8	75.1
CASH FLOW HEDGES | Forecasted Foreign Currency Denominated Transactions | Foreign Exchange Contracts
Derivative [Line Items]
Notional Value	314.0	669.0
Fair Value Asset	10.2	8.7
Fair Value Liability	5.5	11.5
Net Investment Hedges | Net Investments in Non-U.S. Affiliates | Foreign Exchange Contracts
Derivative [Line Items]
Notional Value	1,684.9	1,451.4
Fair Value Asset	9.8	2.3
Fair Value Liability	$ 52.8	$ 27.8